UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22881

American Funds Developing World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Hong T. Le

American Funds Developing World Growth and Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Developing World Growth and Income FundSM Semi-annual report for the six months ended May 31, 2020

Invest in the dividends
of a growing
developing world

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Developing World Growth and Income Fund seeks to provide long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 2/3/14)

Reflecting 5.75% maximum sales charge	–9.17%	0.48%	0.88%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.30% for Class A shares as of the prospectus dated February 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2020, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.29%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are American Funds Developing World Growth and Income Fund’s results for the six months ended May 31, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/dwgax. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended May 31, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 2/3/14)

American Funds Developing World Growth and Income Fund (Class A shares)	–11.86%	–3.91%	–1.12%	–0.37%	0.76%
MSCI Emerging Markets Index*	–9.69	–4.39	–0.15	0.88	2.47
Lipper Emerging Markets Funds Index†	–11.18	–5.24	–0.61	1.24	2.64

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Source: MSCI.
†	Results for the Lipper index do not reflect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Refinitiv Lipper.

American Funds Developing World Growth & Income Fund	1

Summary investment portfolio May 31, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
China	30.58%
Hong Kong	10.72
Brazil	7.80
Russian Federation	7.69
India	7.66
Indonesia	5.19
Taiwan	4.33
Mexico	2.72
United Kingdom	2.50
Other countries	15.17
Short-term securities & other assets less liabilities	5.64

Common stocks 92.75%	Shares	Value (000)
Financials 23.87%
Sberbank of Russia PJSC (ADR)[1]	5,572,600	$63,346
Sberbank of Russia PJSC[1]	3,235,447	9,261
Ping An Insurance (Group) Co. of China, Ltd., Class H1	6,999,500	69,493
Bank Mandiri (Persero) Tbk PT1	153,143,100	46,996
AIA Group Ltd.[1]	4,775,800	38,936
China Merchants Bank Co., Ltd., Class H1	8,067,000	37,963
Credicorp Ltd.	264,600	36,467
Hong Kong Exchanges and Clearing Ltd.[1]	796,400	27,865
ICICI Bank Ltd.[1]	4,637,181	20,267
ICICI Bank Ltd. (ADR)	664,200	5,779
TCS Group Holding PLC (GDR)[1,2]	1,440,680	25,132
Bolsa Mexicana de Valores, SAB de CV, Series A	12,759,861	24,450
Discovery Ltd.[1]	3,743,685	21,057
HDFC Bank Ltd.[1]	1,286,590	16,222
B3 SA - Brasil, Bolsa, Balcao	1,826,000	15,587
Other securities		98,345
		557,166

2	American Funds Developing World Growth & Income Fund

	Shares	Value (000)
Communication services 12.62%
Tencent Holdings Ltd.[1]	1,762,200	$93,928
Bharti Airtel Ltd.[1]	4,885,305	35,778
Yandex NV, Class A3	801,900	32,260
América Móvil, SAB de CV, Series L (ADR)	2,325,619	30,838
Singapore Telecommunications Ltd.[1]	14,161,400	25,040
HKBN Ltd.[1]	13,903,000	23,882
China Tower Corp. Ltd., Class H1	84,340,000	17,055
PT Surya Citra Media Tbk[1]	245,244,500	16,845
Other securities		18,813
		294,439

Consumer discretionary 11.94%
Galaxy Entertainment Group Ltd.[1]	5,152,000	35,145
Alibaba Group Holding Ltd.[1,3]	1,245,300	32,103
Sands China Ltd.[1]	7,264,300	28,566
Huazhu Group Ltd. (ADR)	713,000	24,114
Wynn Macau, Ltd.[1]	13,420,000	22,796
Midea Group Co., Ltd., Class A1,3	2,702,978	22,352
Trip.com Group Ltd. (ADR)[3]	833,400	22,143
Detsky Mir PJSC[1]	14,256,266	20,124
Gree Electric Appliances, Inc. of Zhuhai, Class A1	2,163,171	17,263
Other securities		54,051
		278,657

Health care 9.85%
BeiGene, Ltd. (ADR)[3]	330,200	54,661
Hangzhou Tigermed Consulting Co., Ltd., Class A1	4,381,188	52,171
Hypera SA, ordinary nominative	4,437,200	26,791
Hutchison China MediTech Ltd. (ADR)[3]	1,126,170	24,562
Jiangsu Hengrui Medicine Co., Ltd., Class A1	2,157,369	23,784
Other securities		47,937
		229,906

Real estate 9.47%
China Overseas Land & Investment Ltd.[1]	22,628,500	69,494
Longfor Group Holdings Ltd.[1]	15,070,000	68,897
China Resources Land Ltd.[1]	14,044,000	55,900
Poly Property Development Co., Ltd., Class H1,3	1,596,800	18,119
Other securities		8,610
		221,020

Information technology 7.97%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	6,373,000	62,068
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	209,400	10,539
Tokyo Electron Ltd.[1]	171,400	34,264
Broadcom Inc.	73,100	21,292
Infosys Ltd. (ADR)	1,750,700	15,931
Samsung Electronics Co., Ltd.[1]	298,708	12,264
Other securities		29,604
		185,962

American Funds Developing World Growth & Income Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer staples 7.30%
Carlsberg A/S, Class B1	226,652	$29,354
Varun Beverages Ltd.[1]	2,408,924	20,118
Danone SA1,3	232,362	15,928
Other securities		104,867
		170,267

Industrials 3.56%
Other securities		83,030

Materials 2.76%
Vale SA, ordinary nominative	1,898,379	18,855
Vale SA, ordinary nominative (ADR)	106,900	1,043
Other securities		44,572
		64,470

Energy 2.54%
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	4,709,800	35,936
Other securities		23,469
		59,405

Utilities 0.87%
Other securities		20,219

Total common stocks (cost: $2,126,888,000)		2,164,541

Preferred securities 1.29%
Information technology 0.68%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	458,580	15,916

Energy 0.47%
Petróleo Brasileiro SA (Petrobras), preferred nominative	2,909,100	11,089

Industrials 0.14%
Other securities		3,168

Total preferred securities (cost: $44,707,000)		30,173

Bonds, notes & other debt instruments 0.32%	Principal amount (000)
Corporate bonds & notes 0.32%
Utilities 0.32%
Other securities		7,515

Total corporate bonds & notes		7,515

Total bonds, notes & other debt instruments (cost: $6,937,000)		7,515

4	American Funds Developing World Growth & Income Fund

Short-term securities 3.37%	Shares	Value (000)
Money market investments 3.37%
Capital Group Central Cash Fund 0.28%[4]	785,476	$78,555

Total short-term securities (cost: $78,541,000)		78,555
Total investment securities 97.73% (cost: $2,257,073,000)		2,280,784
Other assets less liabilities 2.27%		53,064

Net assets 100.00%		$2,333,848

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,668,850,000, which represented 71.51% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $42,248,000, which represented 1.81% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 5/31/2020.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See notes to financial statements.

American Funds Developing World Growth & Income Fund	5

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $2,257,073)		$2,280,784
Cash		1,448
Cash denominated in currencies other than U.S. dollars (cost: $6,102)		6,136
Receivables for:
Sales of investments	$50,559
Sales of fund’s shares	2,265
Dividends and interest	6,664
Other	370	59,858
		2,348,226
Liabilities:
Payables for:
Purchases of investments	7,275
Repurchases of fund’s shares	3,123
Investment advisory services	1,452
Services provided by related parties	406
Trustees’ deferred compensation	930
Non-U.S. taxes	768
Other	424	14,378
Net assets at May 31, 2020		$2,333,848

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,767,540
Total accumulated loss		(433,692)
Net assets at May 31, 2020		$2,333,848

See notes to financial statements.

6	American Funds Developing World Growth & Income Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (249,070 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$1,164,603	124,276	$9.37
Class C	76,485	8,220	9.30
Class T	10	1	9.37
Class F-1	53,140	5,666	9.38
Class F-2	484,145	51,625	9.38
Class F-3	455,509	48,596	9.37
Class 529-A	33,929	3,623	9.36
Class 529-C	4,773	514	9.29
Class 529-E	1,235	132	9.36
Class 529-T	10	1	9.37
Class 529-F-1	5,140	549	9.37
Class R-1	749	81	9.32
Class R-2	10,995	1,183	9.29
Class R-2E	555	60	9.33
Class R-3	11,108	1,188	9.35
Class R-4	5,847	624	9.37
Class R-5E	908	97	9.36
Class R-5	4,749	506	9.38
Class R-6	19,958	2,128	9.38

See notes to financial statements.

American Funds Developing World Growth & Income Fund	7

Statement of operations	unaudited
for the six months ended May 31, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,864)	$29,521
Interest	566	$30,087
Fees and expenses*:
Investment advisory services	9,831
Distribution services	2,307
Transfer agent services	1,841
Administrative services	397
Reports to shareholders	132
Registration statement and prospectus	236
Trustees’ compensation	60
Auditing and legal	152
Custodian	354
Other	72
Total fees and expenses before waiver	15,382
Less transfer agent services waiver	34
Total fees and expenses after waiver		15,348
Net investment income		14,739

Net realized loss and unrealized depreciation:
Net realized loss on:
Investments in unaffiliated issuers	(22,048)
Currency transactions	(1,524)	(23,572)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $768)	(328,939)
Currency translations	347	(328,591)
Net realized loss and unrealized depreciation		(352,163)
Net decrease in net assets resulting from operations		$(337,424)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

8	American Funds Developing World Growth & Income Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2020*	Year ended November 30, 2019
Operations:
Net investment income	$14,739	$57,378
Net realized (loss) gain	(23,572)	10,097
Net unrealized (depreciation) appreciation	(328,591)	258,404
Net (decrease) increase in net assets resulting from operations	(337,424)	325,879

Distributions paid to shareholders	(12,550)	(59,902)

Net capital share transactions	(189,316)	(190,908)

Total (decrease) increase in net assets	(539,290)	75,069

Net assets:
Beginning of period	2,873,138	2,798,069
End of period	$2,333,848	$2,873,138

*	Unaudited.

See notes to financial statements.

American Funds Developing World Growth & Income Fund	9

Notes to financial statements	unaudited

1. Organization

American Funds Developing World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

10	American Funds Developing World Growth & Income Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American Funds Developing World Growth & Income Fund	11

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

12	American Funds Developing World Growth & Income Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

American Funds Developing World Growth & Income Fund	13

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$82,283	$474,883	$—	$557,166
Communication services	69,787	224,652	—	294,439
Consumer discretionary	65,996	212,661	—	278,657
Health care	143,246	86,660	—	229,906
Real estate	—	221,020	—	221,020
Information technology	47,762	138,200	—	185,962
Consumer staples	19,949	150,318	—	170,267
Industrials	14,817	68,213	—	83,030
Materials	29,417	35,053	—	64,470
Energy	35,936	23,469	—	59,405
Utilities	2,414	17,805	—	20,219
Preferred securities	14,257	15,916	—	30,173
Bonds, notes & other debt instruments	—	7,515	—	7,515
Short-term securities	78,555	—	—	78,555
Total	$604,419	$1,676,365	$—	$2,280,784

14	American Funds Developing World Growth & Income Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Developing World Growth & Income Fund	15

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key

16	American Funds Developing World Growth & Income Fund

persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Developing World Growth & Income Fund	17

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$4,363
Capital loss carryforward*	(438,131)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of May 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$297,226
Gross unrealized depreciation on investments	(274,467)
Net unrealized appreciation on investments	22,759
Cost of investments	2,258,025

18	American Funds Developing World Growth & Income Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2020		Year ended November 30, 2019
Class A	$5,361		$28,818
Class C	141		1,320
Class T	—	†	—	†
Class F-1	277		1,365
Class F-2	3,132		13,546
Class F-3	3,144		12,327
Class 529-A	145		756
Class 529-C	7		68
Class 529-E	4		27
Class 529-T	—	†	—	†
Class 529-F-1	27		119
Class R-1	2		16
Class R-2	22		181
Class R-2E	1		8
Class R-3	38		221
Class R-4	30		165
Class R-5E	4		14
Class R-5	31		127
Class R-6	184		824
Total	$12,550		$59,902

†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.640% on such assets in excess of $4 billion. For the six months ended May 31, 2020, the investment advisory services fee was $9,831,000, which was equivalent to an annualized rate of 0.742% of average daily net assets.

American Funds Developing World Growth & Income Fund	19

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended May 31, 2020, AFS voluntarily waived transfer agent services fees of $34,000 for Class F-3 shares.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and

20	American Funds Developing World Growth & Income Fund

market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Developing World Growth & Income Fund	21

For the six months ended May 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$1,631	$1,233		$199		Not applicable
Class C	438	82		13		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	77	43		9		Not applicable
Class F-2	Not applicable	328		82		Not applicable
Class F-3	Not applicable	73		76		Not applicable
Class 529-A	41	32		6		$12
Class 529-C	25	4		1		1
Class 529-E	3	—	*	—	*	—	*
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	5		1		2
Class R-1	5	1		—	*	Not applicable
Class R-2	45	22		2		Not applicable
Class R-2E	2	1		—	*	Not applicable
Class R-3	31	10		2		Not applicable
Class R-4	9	4		1		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	1		1		Not applicable
Class R-6	Not applicable	1		4		Not applicable
Total class-specific expenses	$2,307	$1,841		$397		$15

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $60,000 in the fund’s statement of operations reflects $128,000 in current fees (either paid in cash or deferred) and a net decrease of $68,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

22	American Funds Developing World Growth & Income Fund

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $7,386,000 and $22,300,000, respectively, which generated $518,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2020.

7. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended May 31, 2020.

American Funds Developing World Growth & Income Fund	23

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2020

Class A	$68,746	6,877	$5,323		492		$(174,603)	(18,268)	$(100,534)	(10,899)
Class C	4,127	415	141		12		(12,049)	(1,265)	(7,781)	(838)
Class T	—	—	—		—		—	—	—	—
Class F-1	14,171	1,433	276		26		(20,571)	(2,069)	(6,124)	(610)
Class F-2	80,810	8,565	3,100		301		(121,101)	(12,787)	(37,191)	(3,921)
Class F-3	62,019	6,257	3,106		304		(87,902)	(9,167)	(22,777)	(2,606)
Class 529-A	3,237	310	144		13		(4,150)	(416)	(769)	(93)
Class 529-C	412	40	7		1		(359)	(34)	60	7
Class 529-E	142	13	4		—	†	(140)	(13)	6	— †
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	688	66	27		3		(501)	(48)	214	21
Class R-1	48	6	2		—	†	(312)	(29)	(262)	(23)
Class R-2	1,843	183	22		2		(2,376)	(232)	(511)	(47)
Class R-2E	66	7	1		—	†	(49)	(5)	18	2
Class R-3	1,988	197	38		3		(2,665)	(268)	(639)	(68)
Class R-4	681	67	29		3		(2,407)	(235)	(1,697)	(165)
Class R-5E	325	32	4		1		(97)	(11)	232	22
Class R-5	564	54	31		3		(630)	(67)	(35)	(10)
Class R-6	2,758	277	184		18		(14,468)	(1,328)	(11,526)	(1,033)
Total net increase (decrease)	$242,625	24,799	$12,439		1,182		$(444,380)	(46,242)	$(189,316)	(20,261)

24	American Funds Developing World Growth & Income Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2019

Class A	$153,822	15,361	$28,618		2,828		$(288,546)	(28,595)	$(106,106)	(10,406)
Class C	8,384	842	1,316		129		(23,570)	(2,339)	(13,870)	(1,368)
Class T	—	—	—		—		—	—	—	—
Class F-1	19,787	1,937	1,360		134		(25,748)	(2,508)	(4,601)	(437)
Class F-2	136,091	13,467	13,422		1,331		(258,378)	(25,786)	(108,865)	(10,988)
Class F-3	154,942	15,337	11,963		1,181		(115,492)	(11,440)	51,413	5,078
Class 529-A	6,305	628	756		74		(7,373)	(730)	(312)	(28)
Class 529-C	1,062	105	68		7		(1,141)	(113)	(11)	(1)
Class 529-E	206	20	27		3		(423)	(40)	(190)	(17)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	1,659	165	119		12		(2,431)	(239)	(653)	(62)
Class R-1	52	5	16		2		(124)	(12)	(56)	(5)
Class R-2	3,511	347	180		17		(3,602)	(355)	89	9
Class R-2E	155	15	7		1		(29)	(3)	133	13
Class R-3	2,619	260	221		22		(2,113)	(209)	727	73
Class R-4	1,395	137	165		16		(2,209)	(220)	(649)	(67)
Class R-5E	667	66	14		1		(439)	(44)	242	23
Class R-5	850	84	127		13		(1,391)	(136)	(414)	(39)
Class R-6	5,597	549	824		82		(14,206)	(1,380)	(7,785)	(749)
Total net increase (decrease)	$497,104	49,325	$59,203		5,853		$(747,215)	(74,149)	$(190,908)	(18,971)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $453,669,000 and $632,855,000, respectively, during the six months ended May 31, 2020.

American Funds Developing World Growth & Income Fund	25

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
5/31/2020[5,6]	$10.67	$.05	$(1.31)	$(1.26)
11/30/2019	9.70	.20	.98	1.18
11/30/2018	10.93	.22	(1.22)	(1.00)
11/30/2017	8.99	.20	1.95	2.15
11/30/2016	8.69	.18	.29	.47
11/30/2015	10.86	.17	(2.18)	(2.01)
Class C:
5/31/2020[5,6]	10.61	.01	(1.30)	(1.29)
11/30/2019	9.66	.12	.97	1.09
11/30/2018	10.88	.13	(1.20)	(1.07)
11/30/2017	8.95	.12	1.93	2.05
11/30/2016	8.66	.11	.28	.39
11/30/2015	10.83	.09	(2.16)	(2.07)
Class T:
5/31/2020[5,6]	10.67	.06	(1.31)	(1.25)
11/30/2019	9.70	.22	.98	1.20
11/30/2018	10.93	.24	(1.21)	(.97)
11/30/2017[5,11]	9.93	.17	1.00	1.17
Class F-1:
5/31/2020[5,6]	10.68	.05	(1.31)	(1.26)
11/30/2019	9.71	.20	.98	1.18
11/30/2018	10.93	.22	(1.21)	(.99)
11/30/2017	8.99	.21	1.94	2.15
11/30/2016	8.70	.18	.29	.47
11/30/2015	10.86	.17	(2.17)	(2.00)
Class F-2:
5/31/2020[5,6]	10.68	.07	(1.31)	(1.24)
11/30/2019	9.71	.22	.98	1.20
11/30/2018	10.94	.25	(1.22)	(.97)
11/30/2017	9.00	.23	1.94	2.17
11/30/2016	8.70	.20	.30	.50
11/30/2015	10.87	.21	(2.19)	(1.98)
Class F-3:
5/31/2020[5,6]	10.67	.07	(1.31)	(1.24)
11/30/2019	9.71	.24	.97	1.21
11/30/2018	10.94	.25	(1.21)	(.96)
11/30/2017[5,12]	9.47	.21	1.47	1.68

26	American Funds Developing World Growth & Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.04)	$9.37	(11.86)%[7]	$1,165		1.28%[8]		1.28%[8]		.99%[8]
(.21)	10.67	12.24	1,442		1.29		1.29		1.92
(.23)	9.70	(9.26)	1,413		1.25		1.25		2.05
(.21)	10.93	24.11	1,641		1.28		1.28		2.01
(.17)	8.99	5.45	1,312		1.33		1.33		2.02
(.16)	8.69	(18.65)	1,251		1.32		1.32		1.70

(.02)	9.30	(12.13)[7]	76		2.03	[8]	2.03	[8]	.24	[8]
(.14)	10.61	11.31	96		2.06		2.06		1.14
(.15)	9.66	(9.91)	101		2.04		2.04		1.25
(.12)	10.88	23.04	126		2.08		2.08		1.22
(.10)	8.95	4.55	109		2.14		2.14		1.22
(.10)	8.66	(19.18)	111		2.07		2.07		.95

(.05)	9.37	(11.73)[7,9]	—	[10]	1.02	[8,9]	1.02	[8,9]	1.28	[8,9]
(.23)	10.67	12.52 [9]	—	[10]	1.05	[9]	1.05	[9]	2.17	[9]
(.26)	9.70	(9.06)[9]	—	[10]	1.04	[9]	1.04	[9]	2.24	[9]
(.17)	10.93	11.83 [7,9]	—	[10]	1.06	[8,9]	1.06	[8,9]	2.52	[8,9]

(.04)	9.38	(11.83)[7]	53		1.23	[8]	1.23	[8]	1.05	[8]
(.21)	10.68	12.25	67		1.26		1.26		1.96
(.23)	9.71	(9.19)	65		1.25		1.25		2.01
(.21)	10.93	24.05	107		1.27		1.27		2.04
(.18)	8.99	5.40	91		1.30		1.30		2.04
(.16)	8.70	(18.52)	102		1.26		1.26		1.72

(.06)	9.38	(11.69)[7]	484		.97	[8]	.97	[8]	1.31	[8]
(.23)	10.68	12.55	593		1.00		1.00		2.17
(.26)	9.71	(9.00)	646		.99		.99		2.33
(.23)	10.94	24.34	738		1.01		1.01		2.28
(.20)	9.00	5.81	676		1.04		1.04		2.26
(.19)	8.70	(18.37)	572		1.00		1.00		2.08

(.06)	9.37	(11.65)[7]	455		.88	[8]	.86	[8]	1.41	[8]
(.25)	10.67	12.57	546		.90		.89		2.35
(.27)	9.71	(8.84)	448		.90		.90		2.37
(.21)	10.94	17.72 [7]	368		.89	[8]	.89	[8]	2.39	[8]

See end of table for footnotes.

American Funds Developing World Growth & Income Fund	27

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
5/31/2020[5,6]	$10.66	$.05	$(1.31)	$(1.26)
11/30/2019	9.70	.19	.97	1.16
11/30/2018	10.92	.21	(1.20)	(.99)
11/30/2017	8.99	.20	1.93	2.13
11/30/2016	8.69	.17	.30	.47
11/30/2015	10.85	.18	(2.17)	(1.99)
Class 529-C:
5/31/2020[5,6]	10.60	.01	(1.31)	(1.30)
11/30/2019	9.65	.11	.97	1.08
11/30/2018	10.87	.13	(1.21)	(1.08)
11/30/2017	8.94	.12	1.93	2.05
11/30/2016	8.65	.10	.29	.39
11/30/2015	10.83	.09	(2.17)	(2.08)
Class 529-E:
5/31/2020[5,6]	10.65	.04	(1.30)	(1.26)
11/30/2019	9.69	.18	.97	1.15
11/30/2018	10.92	.20	(1.22)	(1.02)
11/30/2017	8.98	.18	1.94	2.12
11/30/2016	8.68	.16	.30	.46
11/30/2015	10.85	.15	(2.18)	(2.03)
Class 529-T:
5/31/2020[5,6]	10.67	.06	(1.31)	(1.25)
11/30/2019	9.70	.22	.98	1.20
11/30/2018	10.93	.23	(1.21)	(.98)
11/30/2017[5,11]	9.93	.17	.99	1.16
Class 529-F-1:
5/31/2020[5,6]	10.67	.06	(1.31)	(1.25)
11/30/2019	9.70	.21	.98	1.19
11/30/2018	10.93	.21	(1.19)	(.98)
11/30/2017	8.99	.22	1.94	2.16
11/30/2016	8.69	.19	.30	.49
11/30/2015	10.86	.19	(2.18)	(1.99)
Class R-1:
5/31/2020[5,6]	10.62	.01	(1.29)	(1.28)
11/30/2019	9.67	.12	.97	1.09
11/30/2018	10.89	.14	(1.20)	(1.06)
11/30/2017	8.96	.13	1.93	2.06
11/30/2016	8.66	.12	.29	.41
11/30/2015	10.83	.10	(2.17)	(2.07)

28	American Funds Developing World Growth & Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.04)	$9.36	(11.78)%[7]	$34		1.30%[8]		1.30%[8]		.97%[8]
(.20)	10.66	12.10	40		1.32		1.32		1.89
(.23)	9.70	(9.20)	36		1.29		1.29		2.02
(.20)	10.92	23.92	39		1.30		1.30		2.00
(.17)	8.99	5.44	27		1.39		1.39		1.95
(.17)	8.69	(18.52)	21		1.25		1.25		1.79

(.01)	9.29	(12.15)[7]	5		2.07	[8]	2.07	[8]	.22	[8]
(.13)	10.60	11.29	5		2.10		2.10		1.11
(.14)	9.65	(9.97)	5		2.09		2.09		1.20
(.12)	10.87	23.04	6		2.13		2.13		1.17
(.10)	8.94	4.52	4		2.21		2.21		1.14
(.10)	8.65	(19.29)	3		2.13		2.13		.92

(.03)	9.36	(11.87)[7]	1		1.45	[8]	1.45	[8]	.83	[8]
(.19)	10.65	11.93	1		1.48		1.48		1.73
(.21)	9.69	(9.38)	1		1.48		1.48		1.88
(.18)	10.92	23.69	1		1.51		1.51		1.77
(.16)	8.98	5.28	1		1.56		1.56		1.79
(.14)	8.68	(18.81)	1		1.51		1.51		1.51

(.05)	9.37	(11.75)[7,9]	—	[10]	1.07	[8,9]	1.07	[8,9]	1.22	[8,9]
(.23)	10.67	12.47 [9]	—	[10]	1.09	[9]	1.09	[9]	2.11	[9]
(.25)	9.70	(9.11)[9]	—	[10]	1.09	[9]	1.09	[9]	2.18	[9]
(.16)	10.93	11.81 [7,9]	—	[10]	1.12	[8,9]	1.12	[8,9]	2.46	[8,9]

(.05)	9.37	(11.75)[7]	5		1.08	[8]	1.08	[8]	1.20	[8]
(.22)	10.67	12.44	6		1.11		1.11		2.04
(.25)	9.70	(9.09)	6		1.09		1.09		2.04
(.22)	10.93	24.23	3		1.12		1.12		2.18
(.19)	8.99	5.64	2		1.19		1.19		2.15
(.18)	8.69	(18.48)	1		1.12		1.12		1.94

(.02)	9.32	(12.11)[7]	1		1.99	[8]	1.99	[8]	.26	[8]
(.14)	10.62	11.36	1		2.01		2.01		1.22
(.16)	9.67	(9.86)	1		1.99		1.99		1.33
(.13)	10.89	23.07	1		2.02		2.02		1.29
(.11)	8.96	4.72	1		2.06		2.06		1.32
(.10)	8.66	(19.15)	1		1.99		1.99		1.05

See end of table for footnotes.

American Funds Developing World Growth & Income Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
5/31/2020[5,6]	$10.59	$.02		$(1.30)	$(1.28)
11/30/2019	9.64	.13		.96	1.09
11/30/2018	10.87	.14		(1.21)	(1.07)
11/30/2017	8.94	.13		1.94	2.07
11/30/2016	8.64	.10		.30	.40
11/30/2015	10.82	.09		(2.17)	(2.08)
Class R-2E:
5/31/2020[5,6]	10.63	.03		(1.30)	(1.27)
11/30/2019	9.67	.15		.97	1.12
11/30/2018	10.90	.18		(1.22)	(1.04)
11/30/2017	8.98	.15		1.94	2.09
11/30/2016	8.69	.16		.29	.45
11/30/2015	10.85	.14		(2.13)	(1.99)
Class R-3:
5/31/2020[5,6]	10.64	.04		(1.30)	(1.26)
11/30/2019	9.68	.17		.97	1.14
11/30/2018	10.91	.18		(1.21)	(1.03)
11/30/2017	8.97	.17		1.95	2.12
11/30/2016	8.68	.15		.29	.44
11/30/2015	10.84	.15		(2.17)	(2.02)
Class R-4:
5/31/2020[5,6]	10.66	.05		(1.30)	(1.25)
11/30/2019	9.70	.20		.97	1.17
11/30/2018	10.92	.21		(1.19)	(.98)
11/30/2017	8.99	.21		1.93	2.14
11/30/2016	8.69	.18		.30	.48
11/30/2015	10.86	.18		(2.18)	(2.00)
Class R-5E:
5/31/2020[5,6]	10.65	.06		(1.30)	(1.24)
11/30/2019	9.69	.21		.98	1.19
11/30/2018	10.92	.25		(1.22)	(.97)
11/30/2017	8.98	.18		1.99	2.17
11/30/2016	8.69	.20		.29	.49
11/30/2015[5,13]	8.95	—	[14]	(.26)	(.26)
Class R-5:
5/31/2020[5,6]	10.68	.07		(1.31)	(1.24)
11/30/2019	9.72	.23		.97	1.20
11/30/2018	10.94	.25		(1.20)	(.95)
11/30/2017	9.00	.23		1.95	2.18
11/30/2016	8.70	.20		.31	.51
11/30/2015	10.87	.20		(2.17)	(1.97)

30	American Funds Developing World Growth & Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.02)	$9.29	(12.14)%[7]	$11		1.96%[8]		1.96%[8]		.33%[8]
(.14)	10.59	11.43	13		1.97		1.97		1.24
(.16)	9.64	(9.86)	12		1.97		1.97		1.32
(.14)	10.87	23.12	11		1.98		1.98		1.32
(.10)	8.94	4.63	7		2.14		2.14		1.12
(.10)	8.64	(19.33)	4		2.19		2.19		.92

(.03)	9.33	(12.03)[7]	1		1.69	[8]	1.69	[8]	.58	[8]
(.16)	10.63	11.72	1		1.71		1.71		1.43
(.19)	9.67	(9.55)	—	[10]	1.74		1.70		1.81
(.17)	10.90	23.30 [9]	—	[10]	1.83	[9]	1.78	[9]	1.48	[9]
(.16)	8.98	5.20 [9]	—	[10]	1.67	[9]	1.60	[9]	1.79	[9]
(.17)	8.69	(18.47)[9]	—	[10]	1.29	[9]	1.27	[9]	1.36	[9]

(.03)	9.35	(11.89)[7]	11		1.51	[8]	1.51	[8]	.76	[8]
(.18)	10.64	11.89	13		1.53		1.53		1.67
(.20)	9.68	(9.53)	12		1.54		1.54		1.74
(.18)	10.91	23.79	11		1.55		1.55		1.72
(.15)	8.97	5.10	7		1.61		1.61		1.69
(.14)	8.68	(18.77)	5		1.56		1.55		1.49

(.04)	9.37	(11.76)[7]	6		1.22	[8]	1.22	[8]	1.07	[8]
(.21)	10.66	12.19	8		1.24		1.24		1.95
(.24)	9.70	(9.15)	8		1.24		1.24		2.02
(.21)	10.92	23.97	8		1.25		1.25		2.06
(.18)	8.99	5.56	6		1.29		1.29		2.04
(.17)	8.69	(18.57)	4		1.24		1.23		1.86

(.05)	9.36	(11.65)[7]	1		1.02	[8]	1.02	[8]	1.26	[8]
(.23)	10.65	12.42	1		1.04		1.04		2.02
(.26)	9.69	(9.01)	1		1.03		1.02		2.49
(.23)	10.92	24.44	—	[10]	1.10		.96		1.75
(.20)	8.98	5.65	—	[10]	1.13		1.13		2.22
—	8.69	(2.90)[7]	—	[10]	.03	[7]	.03	[7]	.01	[7]

(.06)	9.38	(11.66)[7]	5		.91	[8]	.91	[8]	1.37	[8]
(.24)	10.68	12.51	6		.93		.93		2.25
(.27)	9.72	(8.86)	5		.93		.93		2.34
(.24)	10.94	24.42	6		.94		.94		2.30
(.21)	9.00	5.87	4		.98		.98		2.30
(.20)	8.70	(18.32)	3		.92		.92		2.08

See end of table for footnotes.

American Funds Developing World Growth & Income Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
5/31/2020[5,6]	$10.68	$.07	$(1.31)	$(1.24)
11/30/2019	9.71	.23	.99	1.22
11/30/2018	10.94	.25	(1.21)	(.96)
11/30/2017	9.00	.24	1.94	2.18
11/30/2016	8.70	.22	.29	.51
11/30/2015	10.87	.20	(2.17)	(1.97)

	Six months ended May 31,	Year ended November 30,
	2020[5,6,7]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[15]	18%	40%	31%	28%	25%	29%

See notes to financial statements.

32	American Funds Developing World Growth & Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income to average net assets[3]

$(.06)	$9.38	(11.63)%[7]	$20	.85%[8]	.85%[8]	1.38%[8]
(.25)	10.68	12.69	34	.88	.88	2.24
(.27)	9.71	(8.90)	38	.88	.88	2.39
(.24)	10.94	24.49	41	.89	.89	2.39
(.21)	9.00	5.93	26	.93	.93	2.44
(.20)	8.70	(18.28)	15	.88	.88	2.06

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or the fund’s transfer agent. During some of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes. In addition, during some of the periods shown, the fund’s transfer agent waived a portion of the fund’s transfer agent services fees for Class F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Amount less than $.01.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

American Funds Developing World Growth & Income Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2019, through May 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	American Funds Developing World Growth & Income Fund

	Beginning account value 12/1/2019	Ending account value 5/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$881.42	$6.02	1.28%
Class A – assumed 5% return	1,000.00	1,018.60	6.46	1.28
Class C – actual return	1,000.00	878.71	9.53	2.03
Class C – assumed 5% return	1,000.00	1,014.85	10.23	2.03
Class T – actual return	1,000.00	882.72	4.80	1.02
Class T – assumed 5% return	1,000.00	1,019.90	5.15	1.02
Class F-1 – actual return	1,000.00	881.73	5.79	1.23
Class F-1 – assumed 5% return	1,000.00	1,018.85	6.21	1.23
Class F-2 – actual return	1,000.00	883.12	4.57	.97
Class F-2 – assumed 5% return	1,000.00	1,020.15	4.90	.97
Class F-3 – actual return	1,000.00	883.52	4.05	.86
Class F-3 – assumed 5% return	1,000.00	1,020.70	4.34	.86
Class 529-A – actual return	1,000.00	882.16	6.12	1.30
Class 529-A – assumed 5% return	1,000.00	1,018.50	6.56	1.30
Class 529-C – actual return	1,000.00	878.50	9.72	2.07
Class 529-C – assumed 5% return	1,000.00	1,014.65	10.43	2.07
Class 529-E – actual return	1,000.00	881.27	6.82	1.45
Class 529-E – assumed 5% return	1,000.00	1,017.75	7.31	1.45
Class 529-T – actual return	1,000.00	882.46	5.04	1.07
Class 529-T – assumed 5% return	1,000.00	1,019.65	5.40	1.07
Class 529-F-1 – actual return	1,000.00	882.47	5.08	1.08
Class 529-F-1 – assumed 5% return	1,000.00	1,019.60	5.45	1.08
Class R-1 – actual return	1,000.00	878.88	9.35	1.99
Class R-1 – assumed 5% return	1,000.00	1,015.05	10.02	1.99
Class R-2 – actual return	1,000.00	878.64	9.21	1.96
Class R-2 – assumed 5% return	1,000.00	1,015.20	9.87	1.96
Class R-2E – actual return	1,000.00	879.72	7.94	1.69
Class R-2E – assumed 5% return	1,000.00	1,016.55	8.52	1.69
Class R-3 – actual return	1,000.00	881.08	7.10	1.51
Class R-3 – assumed 5% return	1,000.00	1,017.45	7.62	1.51
Class R-4 – actual return	1,000.00	882.45	5.74	1.22
Class R-4 – assumed 5% return	1,000.00	1,018.90	6.16	1.22
Class R-5E – actual return	1,000.00	883.45	4.80	1.02
Class R-5E – assumed 5% return	1,000.00	1,019.90	5.15	1.02
Class R-5 – actual return	1,000.00	883.42	4.28	.91
Class R-5 – assumed 5% return	1,000.00	1,020.45	4.60	.91
Class R-6 – actual return	1,000.00	883.67	4.00	.85
Class R-6 – assumed 5% return	1,000.00	1,020.75	4.29	.85

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Funds Developing World Growth & Income Fund	35

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

36	American Funds Developing World Growth & Income Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results and related benchmarks, which the board also used to assess the results of the fund.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Developing World Growth & Income Fund	37

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	American Funds Developing World Growth & Income Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Developing World Growth & Income Fund	39

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40	American Funds Developing World Growth & Income Fund

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American Funds Developing World Growth & Income Fund	41

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42	American Funds Developing World Growth & Income Fund

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American Funds Developing World Growth & Income Fund	43

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Developing World Growth & Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete May 31, 2020, portfolio of American Funds Developing World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Developing World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Developing World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member of FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Developing World Growth and Income FundSM

Investment portfolio

May 31, 2020

unaudited

Common stocks 92.75% Financials 23.87%	Shares	Value (000)
Sberbank of Russia PJSC (ADR)1	5,572,600	$63,346
Sberbank of Russia PJSC1	3,235,447	9,261
Ping An Insurance (Group) Co. of China, Ltd., Class H1	6,999,500	69,493
Bank Mandiri (Persero) Tbk PT1	153,143,100	46,996
AIA Group Ltd.1	4,775,800	38,936
China Merchants Bank Co., Ltd., Class H1	8,067,000	37,963
Credicorp Ltd.	264,600	36,467
Hong Kong Exchanges and Clearing Ltd.1	796,400	27,865
ICICI Bank Ltd.1	4,637,181	20,267
ICICI Bank Ltd. (ADR)	664,200	5,779
TCS Group Holding PLC (GDR)1,2	807,180	14,081
TCS Group Holding PLC (GDR)1	633,500	11,051
Bolsa Mexicana de Valores, SAB de CV, Series A	12,759,861	24,450
Discovery Ltd.1	3,743,685	21,057
HDFC Bank Ltd.1	1,286,590	16,222
B3 SA - Brasil, Bolsa, Balcao	1,826,000	15,587
Guaranty Trust Bank PLC1	288,490,588	15,559
HDFC Life Insurance Co. Ltd.1,3	1,859,731	12,834
Bank Central Asia Tbk PT1	6,913,000	12,300
Halyk Savings Bank Of Kazakhstan OJSC (GDR)1,2,3	703,600	7,453
Halyk Savings Bank Of Kazakhstan OJSC (GDR)1,3	344,737	3,652
PT Bank Tabungan Pensiunan Nasional Syariah Tbk1	54,281,763	10,714
Kotak Mahindra Bank Ltd.1	347,337	5,650
Kotak Mahindra Bank Ltd.1,2	195,000	2,953
Bank Rakyat Indonesia (Persero) Tbk PT1	33,880,700	6,859
Housing Development Finance Corp. Ltd.1	269,296	5,889
Nova Ljubljanska banka dd (GDR)1	584,347	5,062
Moscow Exchange MICEX-RTS PJSC1	2,907,025	4,736
Indian Energy Exchange Ltd.1	1,127,406	2,454
MONETA Money Bank, AS, non-registered shares1	651,675	1,445
HDFC Asset Management Co., Ltd.1	23,600	785
		557,166
Communication services 12.62%
Tencent Holdings Ltd.1	1,762,200	93,928
Bharti Airtel Ltd.1	4,885,305	35,778
Yandex NV, Class A3	801,900	32,260
América Móvil, SAB de CV, Series L (ADR)	2,325,619	30,838
Singapore Telecommunications Ltd.1	14,161,400	25,040
HKBN Ltd.1	13,903,000	23,882
China Tower Corp. Ltd., Class H1	84,340,000	17,055
PT Surya Citra Media Tbk1	245,244,500	16,845
Bharti Infratel Ltd.1	2,314,403	7,061
HUYA, Inc. (ADR)3	431,000	6,689
Airtel Africa PLC1	12,014,100	5,063
		294,439

American Funds Developing World Growth and Income Fund — Page 1 of 5

unaudited

Common stocks (continued) Consumer discretionary 11.94%	Shares	Value (000)
Galaxy Entertainment Group Ltd.1	5,152,000	$35,145
Alibaba Group Holding Ltd.1,3	1,245,300	32,103
Sands China Ltd.1	7,264,300	28,566
Huazhu Group Ltd. (ADR)	713,000	24,114
Wynn Macau, Ltd.1	13,420,000	22,796
Midea Group Co., Ltd., Class A1,3	2,702,978	22,352
Trip.com Group Ltd. (ADR)3	833,400	22,143
Detsky Mir PJSC1	14,256,266	20,124
Gree Electric Appliances, Inc. of Zhuhai, Class A1	2,163,171	17,263
Cyrela Brazil Realty SA, ordinary nominative	3,056,300	9,708
Astra International Tbk PT1	27,111,288	8,873
Bloomberry Resorts Corp.1	66,381,500	8,140
Central Retail Corp. PCL, foreign registered1,3	6,223,700	7,552
Meituan Dianping, Class B1,3	343,700	6,545
YUM! Brands, Inc.	68,500	6,147
MercadoLibre, Inc.3	4,560	3,884
Matahari Department Store Tbk PT1,3	23,358,200	2,324
Maruti Suzuki India Ltd.1	11,833	878
		278,657
Health care 9.85%
BeiGene, Ltd. (ADR)3	330,200	54,661
Hangzhou Tigermed Consulting Co., Ltd., Class A1	4,381,188	52,171
Hypera SA, ordinary nominative	4,437,200	26,791
Hutchison China MediTech Ltd. (ADR)3	1,126,170	24,562
Jiangsu Hengrui Medicine Co., Ltd., Class A1	2,157,369	23,784
OdontoPrev SA, ordinary nominative	6,153,700	15,533
New Frontier Health Corp., Class A2,3	1,328,000	10,903
New Frontier Health Corp., Class A3	63,400	521
Fleury SA, ordinary nominative	2,348,200	10,275
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	722,894	7,103
WuXi Biologics (Cayman) Inc.1,3	165,500	2,614
WuXi Biologics (Cayman) Inc.1,3	62,500	988
		229,906
Real estate 9.47%
China Overseas Land & Investment Ltd.1	22,628,500	69,494
Longfor Group Holdings Ltd.1	15,070,000	68,897
China Resources Land Ltd.1	14,044,000	55,900
Poly Property Development Co., Ltd., Class H1,3	1,596,800	18,119
ESR Cayman Ltd.1,3	2,489,200	5,584
Vinhomes JSC1	921,000	3,026
		221,020
Information technology 7.97%
Taiwan Semiconductor Manufacturing Co., Ltd.1	6,373,000	62,068
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	209,400	10,539
Tokyo Electron Ltd.1	171,400	34,264
Broadcom Inc.	73,100	21,292
Infosys Ltd. (ADR)	1,750,700	15,931
Vanguard International Semiconductor Corp.1	5,758,000	14,112
Samsung Electronics Co., Ltd.1	298,708	12,264
MediaTek Inc.1	586,000	9,041

American Funds Developing World Growth and Income Fund — Page 2 of 5

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
King Slide Works Co., Ltd.1	498,000	$5,394
VTech Holdings Ltd.1	174,800	1,057
		185,962
Consumer staples 7.30%
Carlsberg A/S, Class B1	226,652	29,354
Varun Beverages Ltd.1	2,408,924	20,118
Danone SA1,3	232,362	15,928
Reckitt Benckiser Group PLC1	167,700	15,001
Unilever PLC1	256,900	13,785
Kweichow Moutai Co., Ltd., Class A1	66,159	12,669
Nestlé SA1	99,192	10,740
Diageo PLC1	303,000	10,478
Philip Morris International Inc.	124,700	9,148
Godrej Consumer Products Ltd.1	1,065,734	8,934
British American Tobacco PLC1	210,781	8,336
Fomento Económico Mexicano, SAB de CV	1,211,800	8,195
United Spirits Ltd.1,3	481,700	3,793
Ambev SA (ADR)	1,128,200	2,606
Eastern Company SAE1	1,500,000	1,182
		170,267
Industrials 3.56%
AKR Corporindo Tbk PT1	93,441,200	15,050
CCR SA, ordinary nominative	5,378,611	14,817
International Container Terminal Services, Inc.1	7,981,170	13,844
Epiroc AB, Class A1	565,908	6,308
Epiroc AB, Class B1	432,087	4,830
BOC Aviation Ltd.1	1,486,325	8,221
DKSH Holding AG1	116,700	6,444
Aggreko PLC1	953,100	5,559
Airbus SE, non-registered shares1,3	85,380	5,425
Wizz Air Holdings PLC1,3	62,200	2,532
		83,030
Materials 2.76%
Vale SA, ordinary nominative	1,898,379	18,855
Vale SA, ordinary nominative (ADR)	106,900	1,043
LafargeHolcim Ltd.1	317,511	13,193
Alrosa PJSC1	13,160,298	12,391
Nexa Resources SA	2,191,423	8,831
Berger Paints India Ltd.1	779,446	5,075
Asian Paints Ltd.1	134,476	2,987
Indocement Tunggal Prakarsa Tbk PT1,3	1,693,000	1,407
AngloGold Ashanti Ltd. (ADR)	28,000	688
		64,470
Energy 2.54%
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	4,709,800	35,936
Rosneft Oil Co. PJSC (GDR)1	2,384,100	12,510
Reliance Industries Ltd.1	286,049	5,566
OMV Petrom SA1	50,720,039	4,006
CNOOC Ltd.1	1,226,000	1,387
		59,405

American Funds Developing World Growth and Income Fund — Page 3 of 5

unaudited

Common stocks (continued) Utilities 0.87%	Shares	Value (000)
China Gas Holdings Ltd.1	2,637,200	$9,277
ENN Energy Holdings Ltd.1	488,100	5,725
China Resources Gas Group Ltd.1	512,000	2,803
AES Corp.	193,298	2,414
		20,219
Total common stocks (cost: $2,126,888,000)		2,164,541
Preferred securities 1.29% Information technology 0.68%
Samsung Electronics Co., Ltd., nonvoting preferred shares1	458,580	15,916
Energy 0.47%
Petróleo Brasileiro SA (Petrobras), preferred nominative	2,909,100	11,089
Industrials 0.14%
Azul SA, preferred nominative (ADR)3	397,000	3,168
Total preferred securities (cost: $44,707,000)		30,173
Bonds, notes & other debt instruments 0.32% Corporate bonds & notes 0.32% Utilities 0.32%	Principal amount (000)
Cemig Geração e Transmissão SA 9.25% 20242	$ 6,365	6,858
Cemig Geração e Transmissão SA 9.25% 2024	610	657
Total bonds, notes & other debt instruments (cost: $6,937,000)		7,515
Short-term securities 3.37% Money market investments 3.37%	Shares
Capital Group Central Cash Fund 0.28%4	785,476	78,555
Total short-term securities (cost: $78,541,000)		78,555
Total investment securities 97.73% (cost: $2,257,073,000)		2,280,784
Other assets less liabilities 2.27%		53,064
Net assets 100.00%		$2,333,848

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,668,850,000, which represented 71.51% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $42,248,000, which represented 1.81% of the net assets of the fund.
3	Security did not produce income during the last 12 months.
4	Rate represents the seven-day yield at 5/31/2020.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

American Funds Developing World Growth and Income Fund — Page 4 of 5

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-100-0720O-S78155	American Funds Developing World Growth and Income Fund — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2020

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: July 31, 2020